Business and summary of accounting policies - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Feb. 10, 2011	Dec. 31, 2009	Feb. 13, 2007
Class Of Stock [Line Items]
Common stock, shares authorized		300,000,000	300,000,000	300,000,000		5,000,000		300,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0		$ 0.01		$ 0.001
Preferred stock, shares authorized			5,000,000	3,500,000
Preferred stock, par value			0.01	0.01
Reverse merger, shares issued for shares exchanged	46,000,000		10,000,000
Common stock outstanding prior to the merge		49,008,115	47,160,435	49,249,674		10,000,000
Operates segment		1
Advances received pre-merger (in shares)	46,000,000		10,000,000
Common stock, outstanding shares		49,008,115	47,160,435	49,249,674		10,000,000
Entity Wide Purchases Major Supplier Percentage			10.00%	10.00%
Amortization of Financing Costs			$ 142,836	$ 20,029
Allowance for Doubtful Accounts Receivable			16,600	14,600
Advertising Revenue Cost			23,792	14,811
Antidilutive securities excluded from computation of earnings per share		35,669,113	31,667,254	19,271,902
Entity-Wide Revenue, Major Customer, Percentage			10.00%
Entity Wide Major Customer Percentage Of Accounts Recievable				12.00%
Cash and cash equivalents		1,634,405	1,386,502	4,123,000	73,102		108,910
Income Tax Settlement Percentage			50.00%
Supplier Member 1 [Member]
Class Of Stock [Line Items]
Entity Wide Purchases Major Supplier Percentage			34.00%	14.00%
Entity Wide Major Customer Percentage Of Accounts Recievable			0.00%
Supplier Member 2 [Member]
Class Of Stock [Line Items]
Entity Wide Purchases Major Supplier Percentage			44.00%	11.00%
Entity Wide Major Customer Percentage Of Accounts Recievable			42.00%
Customer Member 1 [Member]
Class Of Stock [Line Items]
Entity-Wide Revenue, Major Customer, Percentage			29.00%
Entity Wide Major Customer Percentage Of Accounts Recievable				23.00%
Customer Member 2 [Member]
Class Of Stock [Line Items]
Entity-Wide Revenue, Major Customer, Percentage			15.00%
AEWS Engineering LLC
Class Of Stock [Line Items]
Ownership interest		80.00%
Operation of AEWS allocated to the company		100.00%
AEWS Engineering LLC | Bjornulf White
Class Of Stock [Line Items]
Reverse merger, shares issued for shares exchanged			46,000,000
Ownership interest		20.00%
Advances received pre-merger (in shares)			46,000,000
Abtech Holdings [Member]
Class Of Stock [Line Items]
Common stock, shares authorized								300,000,000
Common stock, par value								$ 0.001
Federal Deposit Insurance Corporation [Member]
Class Of Stock [Line Items]
Cash and cash equivalents			$ 251,249
AbTech Industries, Inc.
Class Of Stock [Line Items]
Common stock, shares authorized						15,000,000
Common stock, par value						$ 0.01
Preferred stock, shares authorized						5,000,000
Preferred stock, par value						0.01
Common stock outstanding prior to the merge			10,000,000
Common stock, outstanding shares			10,000,000